SCHEDULE OF DEFINED BENEFIT PLAN, ASSUMPTIONS (Details) - Seamless Group Inc [Member]	12 Months Ended
Dec. 31, 2020
Discount rate	7.25%
Salary increment rate	8.50%
Mortality rate	100.00%
Resignation rate	5% per annum up to age 25, decreasing linearly to 0% per annum at age 55
Normal pension	55 years old